Equity-Based Compensation (Plan Activity) (Tables)	12 Months Ended
Jun. 30, 2015
Stock Options
Summary of Share-Based Compensation Arrangements By Share-Based Payment Award (Tables)

A summary of stock option activity for the years ended June 30, 2015 and 2014 is presented below:

			Weighted-
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at June 30, 2013	827,000	$4.74	2.8	$2,632,060
Granted	270,000	6.44	4.5
Exercised	-	-	-
Canceled/forfeited/expired	(10,000)	4.10	1.6
Outstanding at June 30, 2014	1,087,000	5.17	2.5	1,562,712
Granted	227,197	3.89	9.5
Exercised	(400,000)	4.00	-
Canceled/forfeited/expired	(12,500)	7.75	-
Outstanding at June 30, 2015	901,697	5.33	4.1	392,850
Options vested and exercisable at June 30, 2015	585,133	5.58	2.6	195,429
Options vested and expected to vest as of June 30, 2015	890,020	$5.34	4.1	$381,416

Nonvested restricted stock
Summary of Share-Based Compensation Arrangements By Share-Based Payment Award (Tables)

A summary of activity related to non-vested restricted shares is presented below:

Year Ended June 30, 2015
Weighted -
		Weighted -	Average
	Number of	Average	Remaining
	Nonvested	Grant Date	Contractual
	Restricted Shares	Fair Value	Life (Years)
Beginning nonvested restricted shares outstanding	24,332	$6.00	-
Granted	-	-	-
Vested	(24,332)	6.00	-
Forfeited	-	-	-
Ending nonvested restricted shares outstanding	-	$-	-

Nonvested RSU's
Summary of Share-Based Compensation Arrangements By Share-Based Payment Award (Tables)

A summary of activity related to non-vested restricted share units is presented below:

Year Ended June 30, 2015
			Weighted -
	Number of	Weighted -	Average
	Nonvested	Average	Remaining
	Restricted	Grant Date	Contractual
	Share Units	Fair Value	Life (Years)
Beginning nonvested restricted units outstanding	191,336	$10.66	-
Granted	-	-	-
Vested	(54,664)	10.66	-
Forfeited	-	-	-
Ending nonvested restricted units outstanding	136,672	$10.66	2.3